Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 405,849	$ 4,066,588
Receivables	1,090,803	30,651
Marketable securities	2,683,560	0
Prepaid expenses	293,861	361,425
Total current assets	4,474,073	4,458,664
Non-current assets
Reclamation deposits	232,000	187,900
Equipment	70,444	9,463
Exploration and evaluation assets	2,333,269	1
Total Noncurrent Assets	2,635,713	197,364
TOTAL ASSETS	7,109,786	4,656,028
Current liabilities
Trade payables and accrued liabilities	312,981	144,982
TOTAL LIABILITIES	312,981	144,982
EQUITY
Share capital	53,870,374	53,218,158
Share-based payment reserve	7,255,441	6,745,535
Subscriptions received		27,000
Deficit	(54,329,010)	(55,479,647)
TOTAL EQUITY	6,796,805	4,511,046
TOTAL LIABILITIES AND EQUITY	$ 7,109,786	$ 4,656,028